INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Deferred Tax Assets
Employee benefits	$ 23,236	$ 22,420
Lease liability	19,376	20,255
Net operating loss carryforwards	6,463	6,411
Foreign subsidiary capital loss carryforward	527	519
Other tax credits	391	620
Inventory	1,633	993
Reserves on receivables	1,630	1,266
Accrued expenses	3,071	2,318
Other, net	8,483	3,159
Gross deferred income tax assets	64,810	57,961
Valuation allowance	(4,044)	(2,447)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent, Total	60,766	55,514
Deferred Tax Liabilities
Depreciation	(41,403)	(34,001)
Intangibles	(22,840)	(21,375)
Right of use assets	(19,376)	(20,255)
Deferred income tax liabilities	(83,619)	(75,631)
Net deferred income tax liability	$ (22,853)	$ (20,117)